UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

                                    Nine Elk Street

                                        Albany, NY                                       12207-1002

                                              (Address of principal executive offices)

                                                                      (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedules of Investments.

Paradigm Value Fund
		Schedule of Investments
	September 30, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Air Courier Services
175,500	Air Transport Services Group, Inc. *	$ 1,500,525	2.16%

Aircraft Parts & Auxiliary Equipment, NEC
30,000	Ducommun Incorporated *	602,100	0.87%

Computer Communications Equipment
400,000	Extreme Networks, Inc. *	1,344,000
72,000	QLogic Corp. *	738,000
		2,082,000	3.00%

Construction - Special Trade Contractors
74,800	Matrix Service Co. *	1,680,756	2.42%

Crude Petroleum & Natural Gas
284,400	PetroQuest Energy Inc. *	332,748
47,300	Stone Energy Corporation *	234,608
		567,356	0.82%

Deep Sea Foreign Transportation of Freight
118,100	Ardmore Shipping Corporation (Ireland)	1,426,648	2.05%

Electrical Work
40,600	EMCOR Group Inc.	1,796,550	2.58%

Heavy Construction Other Than Building Construction - Contractors
39,500	Granite Construction Incorporated	1,171,965	1.69%

Household Furniture
30,000	La-Z-Boy Incorporated	796,800	1.15%

Industrial Organic Chemicals
23,400	Sensient Technologies Corp.	1,434,420	2.06%

Laboratory Analytical Instruments
32,400	PerkinElmer Inc.	1,489,104	2.14%

Laboratory Apparatus & Furniture
13,500	Newport Corporation *	185,625	0.27%

Metal Forgings & Stampings
16,400	Park-Ohio Holdings Corp.	473,304	0.68%

Miscellaneous Electrical Machinery, Equipment & Supplies
149,600	Electro Scientific Industries, Inc.	694,144	1.00%

Motor Vehicles & Passenger Car Bodies
80,000	Federal Signal Corporation	1,096,800	1.58%

Motor Vehicle Parts & Accessories
67,600	Tower International, Inc. *	1,606,176
9,000	Visteon Corporation *	911,160
		2,517,336	3.62%

National Commercial Banks
48,600	First Merchants Corporation	1,274,292
46,436	National Bank Holdings Corporation	953,331
		2,227,623	3.20%

Periodicals: Publishing or Publishing & Printing
32,000	Rovi Corporation *	335,680	0.48%

Photographic Equipment & Supplies
40,000	Avid Technology, Inc. *	318,400	0.46%

Radio & TV Broadcasting & Communications Equipment
120,000	Mitel Networks Corporation * (Canada)	774,000	1.11%

Retail - Apparel & Accessory Stores
99,500	Express Inc. *	1,778,065
30,700	The Men's Wearhouse, Inc.	1,305,364
		3,083,429	4.44%

Retail - Family Clothing Stores
113,200	American Eagle Outfitters, Inc.	1,769,316	2.55%

Retail - Retail Stores, NEC
25,400	IAC/InterActiveCorp.	1,657,858
50,000	Kirkland's, Inc. *	1,077,000
		2,734,858	3.93%

Retail - Shoe Stores
29,000	Foot Locker, Inc.	2,087,130	3.00%

Retail - Women's Clothing Stores
340,000	New York & Company, Inc. *	843,200	1.21%

Savings Institution, Federally Chartered
47,800	LegacyTexas Financial Group, Inc.	1,456,944
169,242	United Financial Bancorp	2,208,608
		3,665,552	5.27%

Semiconductors & Related Devices
48,100	Kulicke & Soffa Industries Inc. * (Singapore)	441,558
120,000	Lattice Semiconductor Corporation *	462,000
60,100	Microsemi Corporation *	1,972,482
27,500	Qorvo, Inc. *	1,238,875
		4,114,915	5.92%

Services - Business Services, NEC
147,900	Premiere Global Services Inc. *	2,032,146
33,500	Rightside Group, Ltd. *	256,945
		2,289,091	3.29%

Services - Computer Integrated Systems Design
100,000	Allscripts Healthcare Solutions, Inc. *	1,240,000
70,000	Convergys Corp.	1,617,700
		2,857,700	4.11%

Services - Computer Processing & Data Preparation
33,000	Demand Media, Inc. *	137,610	0.20%

Services - Help Supply Services
66,100	Kforce Inc.	1,737,108	2.50%

Services - Hospitals
25,900	Magellan Health Services Inc. *	1,435,637
25,600	MEDNAX, Inc. *	1,965,824
		3,401,461	4.89%

Services - Management Services
80,000	Accretive Health, Inc. *	198,400	0.29%

Services - Motion Picture Theaters
71,400	Regal Entertainment Group Class A	1,334,466	1.92%

Special Industry Machinery, NEC
150,600	Brooks Automation, Inc.	1,763,526
150,000	Mattson Technology, Inc. *	349,500
		2,113,026	3.04%

State Commercial Banks
35,000	Banner Corporation	1,671,950
40,000	Renasant Corporation	1,314,000
		2,985,950	4.30%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
70,000	Commercial Metals Company	948,500	1.36%

Telegraph & Other Message Communications
29,525	j2 Global, Inc.	2,091,846	3.01%

Telephone & Telegraph Apparatus
48,500	Polycom, Inc. *	508,280	0.73%

Transportation Services
20,200	GATX Corp.	891,830	1.28%

Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
13,500	Aegean Marine Petroleum Network Inc.	90,990	0.13%

Total for Common Stocks (Cost 48,803,138)		$ 63,055,794	90.71%

REAL ESTATE INVESTMENT TRUSTS
54,300	Blackstone Mortgage Trust, Inc. - Class A	1,489,992
57,975	Gramercy Property Trust Inc.	1,204,141
22,900	Mid-America Apartment Communities Inc.	1,874,823
17,000	PennyMac Mortgage Investment Trust	262,990
Total for Real Estate Investment Trusts (Cost $3,824,804)		4,831,946	6.96%

MONEY MARKET FUNDS
1,803,000	SEI Daily Income Treasury Government CL A 0.01%**	1,803,000	2.59%
	(Cost $1,803,000)

Total Investment Securities		69,690,740	100.26%
	(Cost $54,430,942)

Liabilities in Excess of Other Assets		(179,847)	-0.26%

Net Assets		$ 69,510,893	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2015.

See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund
	Schedule of Investments
	September 30, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft & Parts
2,200	Triumph Group, Inc.	$ 92,576	1.53%

Construction - Special Trade Contractors
8,600	Matrix Service Co. *	193,242	3.18%

Crude Petroleum & Natural Gas
35,800	PetroQuest Energy Inc. *	41,886
5,875	Stone Energy Corporation *	29,140
		71,026	1.17%

Electrical Work
2,825	EMCOR Group Inc.	125,006	2.06%

Industrial Organic Chemicals
2,550	Sensient Technologies Corporation	156,315	2.58%

Instruments For Measurement & Testing of Electricity & Electric Signals
7,075	Teradyne, Inc.	127,421	2.10%

Laboratory Analytical Instruments
2,725	PerkinElmer Inc.	125,241	2.06%

Metal Forgings & Stampings
2,925	Park-Ohio Holdings Corp.	84,415	1.39%

Miscellaneous Electrical Machinery, Equipment & Supplies
27,800	Electro Scientific Industries, Inc.	128,992	2.13%

Miscellaneous Manufacturing Industries
5,500	Hillenbrand, Inc.	143,055	2.36%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
2,950	Symmetry Medical, Inc. *	26,255	0.43%

Periodicals: Publishing or Publishing & Printing
15,800	Rovi Corporation *	165,742	2.73%

Retail - Apparel & Accessory Stores
9,475	Express Inc. *	169,318
4,375	The Men's Wearhouse, Inc.	186,025
		355,343	5.85%

Retail - Department Stores
1,400	Dillard's, Inc. - Class A	122,346	2.02%

Retail - Family Clothing Stores
12,100	American Eagle Outfitters, Inc.	189,123	3.12%

Retail - Retail Stores, NEC
3,250	IAC/InterActiveCorp.	212,128	3.50%

Retail - Shoe Stores
4,125	Foot Locker, Inc.	296,876	4.89%

Rolling Drawing & Extruding of Nonferrous Metals
19,183	Alcoa, Inc.	185,308	3.05%

Semiconductors & Related Devices
6,425	Kulicke & Soffa Industries Inc. * (Singapore)	58,982
5,700	Marvell Technology Group Ltd. (Bermuda)	51,585
9,300	Microsemi Corporation *	305,226
4,525	Qorvo, Inc. *	203,851
3,300	Skyworks Solutions, Inc.	277,893
		897,537	14.79%

Services - Business Services, NEC
13,025	Premiere Global Services Inc. *	178,964
2,035	Rightside Group, Ltd. *	15,608
		194,572	3.21%

Services - Computer Integrated Systems Design
8,850	Convergys Corp.	204,524	3.37%

Services - Computer Processing & Data Preparation
2,035	Demand Media, Inc. *	8,486	0.14%

Services - Help Supply Services
7,600	Kelly Services, Inc.	107,464	1.77%

Services - Hospitals
3,150	Magellan Health Services Inc. *	174,604
1,975	MEDNAX, Inc. *	151,660
		326,264	5.37%

Services - Motion Picture Theaters
11,475	Regal Entertainment Group Class A	214,468	3.53%

Services - Prepackaged Software
6,700	Progress Software Corporation *	173,061	2.85%

Special Industry Machinery (No Metalworking Machinery)
2,000	Kadant Inc.	78,020	1.29%

Special Industry Machinery, NEC
17,625	Brooks Automation, Inc.	206,389	3.40%

Surgical & Medical Instruments & Apparatus
5,125	AtriCure, Inc. *	112,289	1.85%

Telegraph & Other Message Communications
4,175	j2 Global, Inc.	295,799	4.87%

Telephone & Telegraph Apparatus
14,200	Polycom, Inc. *	148,816	2.45%

Total for Common Stocks (Cost $4,349,878)		$ 5,768,099	95.04%

REAL ESTATE INVESTMENT TRUSTS
3,275	Mid-America Apartment Communities Inc.	268,124
Total for Real Estate Investment Trusts (Cost $143,671)		268,124	4.42%

MONEY MARKET FUNDS
38,479	SEI Daily Income Treasury Government CL A 0.01%**	38,479	0.63%
	(Cost $38,479)

Total Investment Securities		6,074,702	100.09%
	(Cost $4,532,028)

Liabilities in Excess of Other Assets		(5,560)	-0.09%

Net Assets		$ 6,069,142	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2015.

See accompanying notes to Schedules of Investments

Paradigm Select Fund
	Schedule of Investments
	September 30, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft & Parts
1,850	Triumph Group, Inc.	$ 77,848	1.46%

Chemical & Allied Products
1,200	Innospec Inc.	55,812
1,450	Olin Corp.	24,375
		80,187	1.51%

Computer Communications Equipment
7,700	Brocade Communications Systems, Inc.	79,926	1.50%

Construction - Special Trade Contractors
4,900	Matrix Service Co. *	110,103	2.07%

Crude Petroleum & Natural Gas
2,750	Approach Resources Inc. *	5,142
9,700	PetroQuest Energy Inc. *	11,349
2,450	Stone Energy Corporation *	12,152
700	Whiting Petroleum Corp. *	10,689
		39,332	0.74%

Electrical Work
1,375	EMCOR Group Inc.	60,844	1.14%

Electromedical & Electrotherapeutic Apparatus
3,850	Masimo Corporation *	148,456	2.79%

Electronic Computers
3,500	Cray Inc. *	69,335	1.30%

Fire, Marine & Casualty Insurance
150	Alleghany Corporation *	70,217
1,300	American Financial Group Inc.	89,583
1,950	Aspen Insurance Holdings Limited (Bermuda)	90,616
708	Endurance Specialty Holdings Ltd.	43,209
		293,625	5.51%

Footwear (No Rubber)
3,000	Caleres, Inc.	91,590	1.72%

Household Furniture
3,700	La-Z-Boy Incorporated	98,272	1.84%

Industrial Organic Chemicals
1,400	Sensient Technologies Corporation	85,820
1,100	Westlake Chemical Corp.	57,079
		142,899	2.68%

Instruments For Measurement & Testing of Electricity & Electric Signals
5,100	Teradyne, Inc.	91,851	1.72%

Laboratory Analytical Instruments
2,650	PerkinElmer Inc.	121,794	2.29%

Miscellaneous Business Credit Institution
1,450	PHH Corporation *	20,474	0.38%

Miscellaneous Manufacturing Industries
2,350	Hillenbrand, Inc.	61,124	1.15%

Mortgage Bankers & Loan Correspondents
2,250	Walter Investment Management Corp. *	36,562	0.69%

Motor Vehicle Parts & Accessories
1,100	Remy International, Inc.	32,175
600	Visteon Corporation *	60,744
		92,919	1.74%

Periodicals: Publishing or Publishing & Printing
8,950	Rovi Corporation *	93,886	1.76%

Petroleum Refining
2,150	Delek US Holdings, Inc.	59,555
1,750	Western Refining, Inc.	77,210
		136,765	2.57%

Plastics Products
1,300	AptarGroup Inc.	85,748	1.61%

Printed Circuit Boards
3,850	Jabil Circuit, Inc.	86,124	1.62%

Retail - Apparel & Accessory Stores
5,300	Express Inc. *	94,711
1,650	The Men's Wearhouse, Inc.	70,158
		164,869	3.09%

Retail - Eating Places
121	J. Alexander’s Holdings, Inc. *	1,205	0.02%

Retail - Family Clothing Stores
6,900	American Eagle Outfitters, Inc.	107,847	2.02%

Retail - Radio, TV & Consumer Electronics Stores
2,350	Best Buy Co., Inc.	87,232	1.64%

Retail - Retail Stores, NEC
1,450	IAC/InterActiveCorp.	94,642	1.78%

Retail - Shoe Stores
1,850	Foot Locker, Inc.	133,144	2.50%

Rolling Drawing & Extruding of Nonferrous Metals
12,491	Alcoa, Inc.	120,663	2.26%

Rubber & Plastics Footwear
800	Deckers Outdoor Corporation *	46,448	0.87%

Semiconductors & Related Devices
5,900	Finisar Corporation *	65,667
3,850	Kulicke & Soffa Industries Inc. * (Singapore)	35,343
5,000	Marvell Technology Group Ltd. (Bermuda)	45,250
4,200	Microsemi Corporation *	137,844
1,850	Qorvo, Inc. *	83,343
1,450	Skyworks Solutions, Inc.	122,104
		489,551	9.18%

Services - Auto Rental & Leasing
800	Ryder System, Inc.	59,232	1.11%

Services - Business Services, NEC
6,000	Premiere Global Services Inc. *	82,440	1.55%

Services - Computer Integrated Systems Design
6,600	Allscripts Healthcare Solutions, Inc. *	81,840
3,750	Convergys Corp.	86,663
6,100	Datalink Corporation *	36,417
		204,920	3.85%

Services - Help Supply Services
3,550	Kelly Services, Inc. - Class A	50,197
4,200	Kforce Inc.	110,376
		160,573	3.01%

Services - Hospitals
1,475	Magellan Health Services Inc. *	81,759
1,450	MEDNAX, Inc. *	111,346
		193,105	3.62%

Services - Motion Picture Theaters
4,500	Regal Entertainment Group Class A	84,105	1.58%

Services - Prepackaged Software
2,550	Progress Software Corporation *	65,866	1.24%

Steel Pipe & Tubes
1,950	Allegheny Technologies Incorporated	27,651	0.52%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
600	Carpenter Technology Corporation	17,862
5,000	Commercial Metals Company	67,750
		85,612	1.61%

Surgical & Medical Instruments & Apparatus
6,000	Globus Medical, Inc. *	123,960
900	NuVasive, Inc. *	43,398
		167,358	3.14%

Telegraph & Other Message Communications
1,850	j2 Global, Inc.	131,073	2.46%

Telephone & Telegraph Apparatus
4,000	Fabrinet * (Thailand)	73,320
8,050	Polycom, Inc. *	84,364
		157,684	2.96%

Title Insurance
1,850	Fidelity National Financial, Inc.	65,619
700	Fidelity National Financial Ventures *	8,204
		73,823	1.39%

Transportation Services
1,300	GATX Corporation	57,395	1.08%

Wholesale - Computers & Peripheral Equipment & Software
1,100	SYNNEX Corporation	93,566	1.76%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
800	EnerSys	42,864	0.80%

Wholesale - Lumber & Other Construction Materials
1,200	Boise Cascade Company *	30,264	0.57%

Total for Common Stocks (Cost $3,931,063)		$ 5,082,796	95.40%

REAL ESTATE INVESTMENT TRUSTS
1,400	Mid-America Apartment Communities Inc.	114,618	2.15%
Total for Real Estate Investment Trusts (Cost $73,803)

MONEY MARKET FUNDS
136,185	SEI Daily Income Treasury Government CL A 0.01%**	136,185	2.56%
	(Cost $136,185)

Total Investment Securities		5,333,599	100.11%
	(Cost $4,141,051)

Liabilities in Excess of Other Assets		(5,710)	-0.11%

Net Assets		$ 5,327,889	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2015.

See accompanying notes to Schedules of Investments

Paradigm Micro-Cap Fund

		Schedule of Investments
	September 30, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
80,000	Ducommun Incorporated *	$ 1,605,600
96,000	LMI Aerospace, Inc. *	986,880
		2,592,480	7.13%

Computer Communications Equipment
250,000	Extreme Networks, Inc. *	840,000	2.31%

Electromedical & Electrotherapeutic Apparatus
50,000	Synergetics USA, Inc. *	328,500	0.90%

Electronic Computers
36,600	Omnicell, Inc. *	1,138,260
120,000	Silicon Graphics International Corp. *	471,600
		1,609,860	4.43%

Footwear (No Rubber)
30,000	Caleres, Inc.	915,900	2.52%

Guided Missiles & Space Vehicles & Parts
160,000	Kratos Defense & Security Solutions, Inc. *	675,200	1.86%

Instruments for Measuring & Testing of Electricity & Electric Signals
150,000	Xcerra Corporation *	942,000	2.59%

Millwood, Veneer, Plywood, & Structural Wood Members
101,400	Ply Gem Holdings, Inc. *	1,186,380	3.26%

Miscellaneous Manufacturing Industries
200,000	Summer Infant, Inc. *	344,000	0.95%

Motor Vehicles & Passenger Car Bodies
80,000	Federal Signal Corporation	1,096,800	3.02%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
160,000	RTI Surgical, Inc. *	908,800	2.50%

Paper Mills
40,000	KapStone Paper and Packaging Corporation	660,400	1.82%

Pharmaceutical Preparations
80,000	Nature's Sunshine Products	958,400	2.64%

Photographic Equipment & Supplies
130,000	Avid Technology, Inc. *	1,034,800	2.85%

Printed Circuit Boards
150,000	TTM Technologies, Inc. *	934,500	2.57%

Radio & TV Broadcasting & Communications Equipment
140,000	Mitel Networks Corporation * (Canada)	903,000	2.48%

Retail - Apparel & Accessory Stores
30,000	Citi Trends, Inc.	701,400
110,000	Francesca’s Holdings Corporation *	1,345,300
		2,046,700	5.62%

Retail - Auto Dealers & Gasoline Stations
20,000	West Marine, Inc. *	175,600	0.48%

Retail - Catalog & Mail-Order Houses
40,000	PC Connection, Inc.	829,200	2.28%

Retail - Family Clothing Stores
80,000	Stage Stores, Inc.	787,200
150,000	Stein Mart, Inc.	1,452,000
		2,239,200	6.15%

Retail - Retail Stores, NEC
40,000	Kirkland's, Inc. *	861,600	2.37%

Retail - Women's Clothing Stores
360,000	New York & Company, Inc. *	892,800	2.46%

Semiconductors & Related Devices
40,000	EMCORE Corporation *	272,000
300,000	Lattice Semiconductors Corporation *	1,155,000
120,000	MaxLinear, Inc. *	1,492,800
180,000	Ultra Clean Holdings, Inc. *	1,033,200
		3,953,000	10.86%

Services - Computer Integrated Systems Design
80,000	Allscripts Healthcare Solutions, Inc. *	992,000
140,000	Datalink Corporation *	835,800
		1,827,800	5.03%

Services - Computer Processing & Data Preperation
50,000	Brightcove Inc. *	246,000	0.68%

Services - Equipment Rental & Leasing, NEC
84,100	Neff Corporation *	470,119	1.29%

Services - Management Services
220,000	Accretive Health, Inc. *	545,600	1.50%

Services - Prepackaged Software
7,900	Imprivata, Inc. *	140,383	0.39%

Special Industry Machinery (No Metalworking Machinery)
15,000	Kadant Inc.	585,150	1.61%

Special Industry Machinery, NEC
340,000	Mattson Technology, Inc. *	792,200	2.18%

Steel Works, Blast Furnaces & Rolling & Finishing Materials
110,000	Insteel Industries, Inc.	1,768,800	4.86%

Surgical & Medical Instruments & Apparatus
40,000	Globus Medical, Inc. - Class A *	826,400	2.27%

Telephone & Telegraph Apparatus
160,000	Shoretel, Inc. *	1,195,200	3.29%

Total for Common Stocks (Cost $41,217,039)		$ 35,326,772	97.15%

MONEY MARKET FUNDS
411,907	SEI Daily Income Treasury Government CL A 0.02%**	411,907	1.13%
	(Cost $411,907)

Total Investment Securities		35,738,679	98.28%
	(Cost $41,628,946)

Other Assets In Excess of Liabilities		625,492	1.72%

Net Assets		$ 36,364,171	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2015.

See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2015

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at September 30, 2015 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value Fund	Opportunity Fund	Select Fund
Cost of Investments	$54,430,942	$4,532,028	$4,141,051
Gross Unrealized Appreciation	$22,448,119	$2,206,073	$1,731,942
Gross Unrealized Depreciation	($7,188,321)	($663,399)	($539,394)
Net Unrealized Appreciation
(Depreciation) on Investments	$15,259,798	$1,542,674	$1,192,548

Micro-Cap Fund
Cost of Investments	$41,628,946
Gross Unrealized Appreciation	$2,188,456
Gross Unrealized Depreciation	($8,078,723)
Net Unrealized Appreciation
(Depreciation) on Investments	($5,890,267)

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividend to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purpose management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken on the Funds’ 2015 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of September 30, 2015:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$63,055,794	$ 0	$ 0	$63,055,794
Real Estate Investment Trusts	4,831,946	0	0	4,831,946
Money Market Funds	1,803,000	0	0	1,803,000
Total	$69,690,740	$ 0	$ 0	$69,690,740

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,768,099	$ 0	$ 0	$5,768,099
Real Estate Investment Trusts	268,124	0	0	268,124
Money Market Funds	38,479	0	0	38,479
Total	$6,074,702	$ 0	$ 0	$6,074,702

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,082,796	$ 0	$ 0	$5,082,796
Real Estate Investment Trusts	114,618	0	0	114,618
Money Market Funds	136,185	0	0	136,185
Total	$5,333,599	$ 0	$ 0	$5,333,599

Micro-Cap:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$35,326,772	$ 0	$ 0	$35,326,772
Money Market Funds	411,907	0	0	411,907
Total	$35,738,679	$ 0	$ 0	$35,738,679

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any level 3 assets during the three month period ended September 30, 2015.  There were no transfers into or out of the levels during the period ended September 30, 2015.  It is the Funds’ policy to consider transfers into or out the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended September 30, 2015.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/Candace King Weir

      Candace King Weir

      President

Date:            11-12-2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir

      Candace King Weir

      President

Date:            11-12-2015

By: /s/Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:               11/10/15